Schedule of Investments (unaudited)	iShares® Evolved U.S. Financials ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 43.8%
Ameris Bancorp.	64	$3,353
Associated Banc-Corp.	347	7,731
Atlantic Union Bankshares Corp.	140	5,022
BancFirst Corp.	46	2,990
Bank of America Corp.	7,161	342,153
Bank of Hawaii Corp.	94	7,943
Bank of New York Mellon Corp. (The)	1,193	70,626
Bank OZK.	226	10,095
BankUnited Inc.	187	7,585
Banner Corp.	52	3,004
BOK Financial Corp.	53	5,362
Bryn Mawr Bank Corp.	63	2,919
Cathay General Bancorp.	180	7,594
CIT Group Inc.	167	8,272
Citigroup Inc.	2,619	181,130
Citizens Financial Group Inc.	791	37,478
City Holding Co.	40	3,183
Columbia Banking System Inc.	153	5,222
Comerica Inc.	264	22,464
Commerce Bancshares Inc.	202	14,243
Community Bank System Inc.	114	8,170
ConnectOne Bancorp. Inc.	76	2,563
Cullen/Frost Bankers Inc.	118	15,281
CVB Financial Corp.	243	4,865
Eagle Bancorp. Inc.	67	3,792
East West Bancorp. Inc.	264	20,983
Enterprise Financial Services Corp.	58	2,727
Fifth Third Bancorp.	1,281	55,762
First BanCorp./Puerto Rico	372	5,078
First Bancorp./Southern Pines NC.	71	3,438
First Busey Corp.	112	2,855
First Citizens BancShares Inc./NC, Class A	11	8,953
First Commonwealth Financial Corp.	268	4,100
First Financial Bancorp.	210	4,994
First Financial Bankshares Inc.	284	14,404
First Hawaiian Inc.	261	7,201
First Horizon Corp.	1,073	18,209
First Interstate BancSystem Inc., Class A	83	3,450
First Midwest Bancorp. Inc.	230	4,427
Flagstar Bancorp. Inc.	62	2,926
FNB Corp.	695	8,097
Fulton Financial Corp.	382	6,150
Glacier Bancorp. Inc.	172	9,510
Goldman Sachs Group Inc. (The)	522	215,769
Great Western Bancorp. Inc.	127	4,324
Hancock Whitney Corp.	169	8,362
Hanmi Financial Corp.	78	1,731
Heartland Financial USA Inc.	71	3,559
Heritage Financial Corp./WA	75	1,863
Hilltop Holdings Inc.	160	5,670
Home BancShares Inc./AR	318	7,556
Hope Bancorp Inc.	282	4,114
Huntington Bancshares Inc./OH	2,656	41,805
Independent Bank Corp.	58	4,901
Independent Bank Group Inc.	43	3,108
International Bancshares Corp.	134	5,682
JPMorgan Chase & Co.	1,820	309,200
KeyCorp	1,838	42,770
Security	Shares	Value

Banks (continued)
Lakeland Bancorp. Inc.	132	$2,373
Lakeland Financial Corp.	67	4,815
Live Oak Bancshares Inc.	55	4,905
M&T Bank Corp.	137	20,155
Meta Financial Group Inc.	57	3,160
Morgan Stanley	2,097	215,530
National Bank Holdings Corp., Class A	71	3,079
NBT Bancorp. Inc.	113	4,146
Northern Trust Corp.	350	43,064
OFG Bancorp.	94	2,435
Old National Bancorp./IN	329	5,619
PacWest Bancorp.	229	10,871
Park National Corp.	33	4,243
Pinnacle Financial Partners Inc.	147	14,196
Popular Inc.	156	12,705
Prosperity Bancshares Inc.	173	13,029
Regions Financial Corp.	1,775	42,032
Renasant Corp.	114	4,265
S&T Bancorp. Inc.	84	2,567
Sandy Spring Bancorp. Inc.	78	3,702
Seacoast Banking Corp. of Florida	99	3,607
ServisFirst Bancshares Inc.	94	7,549
Simmons First National Corp., Class A	177	5,291
South State Corp.	133	10,386
Southside Bancshares Inc.	85	3,512
State Street Corp.	597	58,834
SVB Financial Group(a)	92	66,001
Synovus Financial Corp.	297	13,837
Texas Capital Bancshares Inc.(a)	54	3,272
Tompkins Financial Corp.	38	3,120
Triumph Bancorp. Inc.(a)	35	4,105
Truist Financial Corp.	2,374	150,678
Trustmark Corp.	72	2,290
U.S. Bancorp.	2,405	145,190
UMB Financial Corp.	94	9,289
Umpqua Holdings Corp.	398	8,139
United Community Banks Inc./GA	128	4,460
Valley National Bancorp.	594	7,876
Veritex Holdings Inc.	64	2,621
Walker & Dunlop Inc.	36	4,683
Webster Financial Corp.	186	10,409
Wells Fargo & Co.	6,664	340,930
WesBanco Inc.	103	3,581
Westamerica Bancorp.	61	3,401
Western Alliance Bancorp.	135	15,672
Wintrust Financial Corp.	116	10,266
Zions Bancorp. NA	326	20,535
		2,963,143
Commercial Services — 4.3%
Automatic Data Processing Inc.	199	44,674
Equifax Inc.	78	21,640
Euronet Worldwide Inc.(a)	25	2,805
EVERTEC Inc.	66	2,984
FleetCor Technologies Inc.(a)	38	9,402
FTI Consulting Inc.(a)	21	3,022
Global Payments Inc.	157	22,449
Grand Canyon Education Inc.(a)	23	1,833
Green Dot Corp., Class A(a)	57	2,415
HealthEquity Inc.(a)	37	2,449
Insperity Inc.	29	3,625

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Financials ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services (continued)
MarketAxess Holdings Inc.	29	$11,851
Moody's Corp.	130	52,539
Morningstar Inc.	17	5,385
S&P Global Inc.	140	66,382
Service Corp. International.	111	7,602
Verisk Analytics Inc.	127	26,704
WEX Inc.(a).	37	5,539
		293,300
Computers — 0.1%
Genpact Ltd.	66	3,257

Diversified Financial Services — 16.5%
Affiliated Managers Group Inc.	61	10,241
Alliance Data Systems Corp.	30	2,558
Ally Financial Inc.	572	27,307
American Express Co.	809	140,588
Ameriprise Financial Inc.	187	56,498
Apollo Global Management Inc.	363	27,933
Ares Management Corp., Class A	76	6,440
Artisan Partners Asset Management Inc., Class A	70	3,468
BGC Partners Inc., Class A	217	1,165
Capital One Financial Corp.	713	107,685
Cboe Global Markets Inc.	101	13,326
Charles Schwab Corp. (The)	2,019	165,619
CME Group Inc.	224	49,403
Cohen & Steers Inc.	36	3,416
Credit Acceptance Corp.(a)	16	9,571
Discover Financial Services	373	42,268
Evercore Inc., Class A	38	5,770
Federated Hermes Inc.	132	4,397
Franklin Resources Inc.	372	11,714
Hamilton Lane Inc., Class A	24	2,508
Houlihan Lokey Inc.	40	4,483
Interactive Brokers Group Inc., Class A	71	5,030
Intercontinental Exchange Inc.	438	60,646
Invesco Ltd.	336	8,538
Jefferies Financial Group Inc.	245	10,535
KKR & Co. Inc.	539	42,942
LendingTree Inc.(a)	5	807
LPL Financial Holdings Inc.	104	17,058
Mastercard Inc., Class A	125	41,940
Moelis & Co., Class A	41	2,982
Mr Cooper Group Inc.(a)	89	3,902
Nasdaq Inc.	105	22,036
Navient Corp.	271	5,339
OneMain Holdings Inc.	116	6,126
PennyMac Financial Services Inc.	66	4,096
Piper Sandler Cos.	25	4,117
Raymond James Financial Inc.	310	30,563
Santander Consumer USA Holdings Inc.	110	4,587
SEI Investments Co.	153	9,645
SLM Corp.	621	11,395
Stifel Financial Corp.	184	13,408
Synchrony Financial	707	32,840
T Rowe Price Group Inc.	271	58,775
Tradeweb Markets Inc., Class A	54	4,812
Virtu Financial Inc., Class A	101	2,513
Virtus Investment Partners Inc.	14	4,480
Visa Inc., Class A	18	3,812
Security	Shares	Value

Diversified Financial Services (continued)
Western Union Co. (The)	288	$5,247
		1,114,529
Electric — 0.1%
Hawaiian Electric Industries Inc.	139	5,638

Engineering & Construction — 0.0%
frontdoor Inc.(a)	55	2,050

Forest Products & Paper — 0.2%
International Paper Co.	219	10,878
Sylvamo Corp.(a)	19	535
		11,413
Health Care - Services — 2.7%
Anthem Inc.	133	57,872
Centene Corp.(a)	109	7,765
Humana Inc.	5	2,316
Molina Healthcare Inc.(a)	42	12,420
UnitedHealth Group Inc.	227	104,527
		184,900
Home Builders — 0.2%
MDC Holdings Inc.	50	2,449
NVR Inc.(a)	2	9,790
		12,239
Household Products & Wares — 0.0%
Spectrum Brands Holdings Inc.	8	750

Insurance — 22.7%
Aflac Inc.	1,128	60,540
Alleghany Corp.(a)	26	16,936
Allstate Corp. (The)	476	58,867
American Financial Group Inc./OH	139	18,910
American International Group Inc.	1,525	90,112
American National Group Inc.	22	4,174
Aon PLC, Class A	173	55,346
Arch Capital Group Ltd.(a)	563	23,545
Argo Group International Holdings Ltd.	56	3,086
Arthur J Gallagher & Co.	250	41,917
Assurant Inc.	74	11,937
Assured Guaranty Ltd.	85	4,724
Athene Holding Ltd., Class A(a)	263	22,884
Axis Capital Holdings Ltd.	134	6,977
Berkshire Hathaway Inc., Class B(a)	586	168,188
Brighthouse Financial Inc.(a)	154	7,735
Brown & Brown Inc.	331	20,889
Cincinnati Financial Corp.	277	33,639
CNA Financial Corp.	66	2,961
CNO Financial Group Inc.	209	5,045
Employers Holdings Inc.	56	2,162
Enstar Group Ltd.(a)	19	4,385
Equitable Holdings Inc.	602	20,167
Erie Indemnity Co., Class A, NVS	27	5,557
Essent Group Ltd.	183	8,784
Everest Re Group Ltd.	71	18,567
Fidelity National Financial Inc.	416	19,931
First American Financial Corp.	190	13,897
Genworth Financial Inc., Class A(a)	1,014	4,168
Globe Life Inc.	186	16,558
Hanover Insurance Group Inc. (The)	81	10,206
Hartford Financial Services Group Inc. (The)	637	46,456
Horace Mann Educators Corp.	85	3,330

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Financials ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
James River Group Holdings Ltd.	48	$1,534
Kemper Corp.	121	7,681
Kinsale Capital Group Inc.	39	7,299
Lincoln National Corp.	340	24,531
Loews Corp.	213	11,943
Markel Corp.(a)	19	24,949
Marsh & McLennan Companies Inc.	586	97,745
Mercury General Corp.	60	3,269
MetLife Inc.	1,279	80,321
MGIC Investment Corp.	653	10,552
NMI Holdings Inc., Class A(a)	139	3,375
Old Republic International Corp.	379	9,790
Palomar Holdings Inc.(a)	39	3,567
Primerica Inc.	56	9,421
Principal Financial Group Inc.	503	33,746
ProAssurance Corp.	105	2,406
Progressive Corp. (The)	971	92,128
Prudential Financial Inc.	710	78,135
Radian Group Inc.	321	7,662
RenaissanceRe Holdings Ltd.	75	10,635
RLI Corp.	90	9,748
Safety Insurance Group Inc.	33	2,588
Selective Insurance Group Inc.	112	8,777
Travelers Companies Inc. (The)	437	70,305
Trupanion Inc.(a)	37	3,789
Universal Insurance Holdings Inc.	64	945
Unum Group	394	10,035
Voya Financial Inc.	255	17,791
W R Berkley Corp.	262	20,855
White Mountains Insurance Group Ltd.	6	6,330
Willis Towers Watson PLC	116	28,104
		1,532,536
Internet — 0.1%
Lyft Inc., Class A(a)	159	7,293

Leisure Time — 0.0%
Harley-Davidson Inc.	79	2,883

Machinery — 0.8%
Caterpillar Inc.	242	49,371
Vertiv Holdings Co.	196	5,033
		54,404
Media — 0.1%
FactSet Research Systems Inc.	16	7,102

Pharmaceuticals — 1.6%
Cigna Corp.	275	58,743
CVS Health Corp.	562	50,175
		108,918
Private Equity — 1.1%
Blackstone Inc., NVS	470	65,057
Carlyle Group Inc. (The)	204	11,455
		76,512
Real Estate Investment Trusts — 0.5%
AGNC Investment Corp.	213	3,391
Security	Shares	Value

Real Estate Investment Trusts (continued)
Annaly Capital Management Inc.	930	$7,868
New Residential Investment Corp.	268	3,044
Two Harbors Investment Corp.	150	963
Weyerhaeuser Co.	492	17,574
		32,840
Retail — 0.0%
FirstCash Inc.	30	2,654

Savings & Loans — 1.3%
Axos Financial Inc.(a)	95	5,035
Berkshire Hills Bancorp. Inc.	75	2,036
Brookline Bancorp. Inc.	175	2,809
Capitol Federal Financial Inc.	292	3,542
Investors Bancorp. Inc.	501	7,665
Meridian Bancorp. Inc.	113	2,622
New York Community Bancorp. Inc.	937	11,647
Northwest Bancshares Inc.	224	3,091
OceanFirst Financial Corp.	97	2,150
Pacific Premier Bancorp. Inc.	95	3,989
People's United Financial Inc.	759	13,009
Provident Financial Services Inc.	140	3,466
Sterling Bancorp./DE	450	11,453
Washington Federal Inc.	174	6,153
WSFS Financial Corp.	118	6,114
		84,781
Software — 2.4%
Avalara Inc.(a)	19	3,413
Black Knight Inc.(a)	48	3,365
Broadridge Financial Solutions Inc.	90	16,057
Fidelity National Information Services Inc.	496	54,927
Fiserv Inc.(a)	277	27,282
MSCI Inc.	44	29,255
Paychex Inc.	155	19,108
SS&C Technologies Holdings Inc.	91	7,232
		160,639
Total Common Stocks — 98.5%
(Cost: $4,824,882)		6,661,781

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	90,000	90,000

Total Short-Term Investments — 1.3%
(Cost: $90,000)		90,000

Total Investments in Securities — 99.8%
(Cost: $4,914,882)		6,751,781

Other Assets, Less Liabilities — 0.2%		13,537

Net Assets — 100.0%		$6,765,318

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Financials ETF
October 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$4,412	$—		$(4,412	)(b)	$—	$—	$—	—	$5	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	30,000	(b)	—		—	—	90,000	90,000	1		—
						$—	$—	$90,000		$6		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,661,781	$—	$—	$6,661,781
Money Market Funds	90,000	—	—	90,000
	$6,751,781	$—	$—	$6,751,781

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4